RELATED PARTY TRANSACTIONS - Liabilities with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transactions with related parties
Accrued expenses	Rp 177	Rp 134
% of accrued expenses on total liabilities	0.14%	0.11%
Contract liabilities	Rp 2,115	Rp 600
% of contract liabilities on total liabilities	1.62%	0.48%
Short-term bank loans (Note 19a)	Rp 4,916	Rp 4,462
% of short-term bank loans on total liabilities	3.77%	3.55%
Two-step loans (Note 20a)	Rp 84	Rp 209
% of two-step loans on total liabilities	0.06%	0.17%
Long-term bank loans (Note 20c)	Rp 11,099	Rp 11,284
% of long-term bank loans on total liabilities	8.51%	8.97%
Other borrowings (Note 20d)	Rp 362	Rp 1,314
% of other borrowings on total liabilities	0.28%	1.04%
Government
Transactions with related parties
Accrued expenses	Rp 1	Rp 1
% of accrued expenses on total liabilities	0.00%	0.00%
Contract liabilities	Rp 18	Rp 34
% of contract liabilities on total liabilities	0.01%	0.03%
Government agencies
Transactions with related parties
Contract liabilities	Rp 498	Rp 328
% of contract liabilities on total liabilities	0.38%	0.26%
Entities under common control
Transactions with related parties
Accrued expenses	Rp 176	Rp 133
% of accrued expenses on total liabilities	0.14%	0.11%
Contract liabilities	Rp 948	Rp 561
% of contract liabilities on total liabilities	0.73%	0.45%
PLN
Transactions with related parties
Accrued expenses	Rp 100	Rp 57
% of accrued expenses on total liabilities	0.08%	0.05%
Others, (each below Rp100 billion)
Transactions with related parties
Accrued expenses	Rp 76	Rp 76
% of accrued expenses on total liabilities	0.06%	0.06%
Contract liabilities	Rp 313	Rp 171
% of contract liabilities on total liabilities	0.24%	0.14%
MoCI
Transactions with related parties
Contract liabilities	Rp 137	Rp 62
% of contract liabilities on total liabilities	0.11%	0.05%
Associated companies
Transactions with related parties
Contract liabilities	Rp 14	Rp 2
% of contract liabilities on total liabilities	0.01%	0.00%
Others related entities
Transactions with related parties
Contract liabilities	Rp 1,135	Rp 3
% of contract liabilities on total liabilities	0.87%	0.00%
KCIC
Transactions with related parties
Contract liabilities	Rp 1,133
% of contract liabilities on total liabilities	0.87%
Others
Transactions with related parties
Contract liabilities	Rp 2	Rp 3
% of contract liabilities on total liabilities	0.00%	0.00%